Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,217,453.84
Previously Paid Amount	0
Total Fee Amount	42,012.44
Total Offset Amount	0
Net Fee	$ 42,012.44
Offset Table N/A	N/A